Pay vs Performance Disclosure - USD ($)		12 Months Ended
		May 31, 2026		May 31, 2025	May 31, 2024	May 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Fiscal Year	Summary Compensation Table for PEO #1 (1)	Compensation Actually Paid to PEO #1 (2)	Summary Compensation Table for PEO #2 (1)	Compensation Actually Paid to PEO #2 (2)	Average Summary Compensation Table Totals for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income (Loss) (5)
2026 TP	3,285,510	3,285,510	40,000	40,000	935,784	934,268	$102.86	(50,320,000)
2025	908,750	911,017	-	-	479,813	462,165	$48.40	(11,695,000)
2024	473,017	526,312	-	-	394,850	402,695	$23.02	(11,330,000)
2023	637,020	1,120,310	-	-	718,163	1,031,773	$94.34	(15,198,000)

Named Executive Officers, Footnote [Text Block]		Our PEO #1 for fiscal years ended December 31, 2023, 2024, and 2025 and the Transition Period was Scott G. Davis. Our PEO #2 for the Transition Period was Ying Cenly Chen. During the Transition Period, Scott G. Davis served as our PEO from January 1, 2026 to May 5, 2026 and Ms. Ying Cenly Chen served as our PEO from May 5, 2026 to May 31, 2026. Our Non-PEO NEOs for each fiscal period presented were Jerome Wong and Jason Jones. During the Transition Period, Jason Jones served as a Non-PEO NEO from January 1, 2026 to May 5, 2026
Adjustment To PEO Compensation, Footnote [Text Block]

	2023	2024	2025	2026 TP
	PEO	PEO	PEO	PEO #1	PEO #2
Adjustments
SCT Total (a)	$637,020	$473,017	$908,750	$3,285,510	$40,000
Minus Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year (b)	-	-	-	-	-
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	-	-	-	-	-
Plus Change in Fair Value of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years (d)	$292,104	$(189,000)	$(189,000)	-	-
Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	-	-	-	-	-
Plus Changes in Fair Values as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$191,186	$242,295	$242,295	-	-
Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	-	-	-	-	-
Compensation Actually Paid	$1,120,310	$526,312	$526,312	$3,285,510	$40,000

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the reported PEO during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.

(c)	Represents the aggregate fair value as of the indicated fiscal year-end of the reported PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)	Represents the aggregate fair value at vesting of the stock and option awards that were granted to the reported PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of the reported PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 935,784		$ 479,813	$ 394,850	$ 718,163
Compensation Actually Paid		$ 934,268		462,165	402,695	1,031,773
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) Amounts reported in this column represent the average CAP to the Company’s Non-PEO NEOs in the indicated fiscal years and the Transition Period, as calculated per the SEC disclosure rules based on the total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

NEO Average	2023	2024	2025	2026 TP
SCT Total (a)	$718,163	$394,850	$479,813	$935,784
Minus Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year (b)	(248,760)	-	(90,563)	-
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	471,911	-	-	-
Plus Change in Fair Value of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years (d)	56,597	(198,865)	(1,932)	-
Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	-	-	(90,563)	-
Plus Changes in Fair Values as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	33,862	206,710	(15,716)	(1,515)
Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	-	-	-	-
Compensation Actually Paid	$1,031,773	$402,695	$462,165	$934,268

(a)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs other than the PEO in the indicated fiscal year.

(b)	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs excluding the PEO during the indicated fiscal year computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.

(c)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ (excluding the PEO) outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs excluding the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs (excluding the PEO) and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs (excluding the PEO) that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ (excluding the PEO) stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year computed in accordance with FASB ASC 718.

Compensation Actually Paid and Company Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s TSR over the three most recently completed fiscal years and the Transition Period.

Compensation Actually Paid and Company Net Income (Loss)

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s net loss over the three most recently completed fiscal years and the Transition Period.

Value of Initial Fixed Investment Based On Total Shareholder Return		$ 102.86		48.40	23.02	94.34
Net Income (Loss) Attributable to Parent		(50,320,000)		(11,695,000)	(11,330,000)	(15,198,000)
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
Actually Paid Compensation Amount	[1]	3,285,510	[2]	908,750	473,017	637,020
Compensation Actually Paid	[3]	3,285,510		911,017	526,312	1,120,310
PEO 1 [Member] | Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]
PEO 1 [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]
PEO 1 [Member] | Change in Fair Value of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO 1 [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[7]
PEO 1 [Member] | Changes in Fair Values as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[8]
PEO 1 [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[9]
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
Actually Paid Compensation Amount	[1]	40,000	[2]
Compensation Actually Paid	[3]	40,000
PEO 2 [Member] | Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]
PEO 2 [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]
PEO 2 [Member] | Change in Fair Value of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO 2 [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[7]
PEO 2 [Member] | Changes in Fair Values as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[8]
PEO 2 [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[9]
PEO [Member]
Pay vs Performance Disclosure [Table]
Actually Paid Compensation Amount	[2]			908,750	473,017	637,020
Compensation Actually Paid				526,312	526,312	1,120,310
PEO [Member] | Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[4]
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[5]
PEO [Member] | Change in Fair Value of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]			(189,000)	(189,000)	292,104
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[7]
PEO [Member] | Changes in Fair Values as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[8]			242,295	242,295	191,186
PEO [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[9]
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[10]	935,784		479,813	394,850	718,163
Compensation Actually Paid		934,268		462,165	402,695	1,031,773
Non-PEO NEO [Member] | Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[11]			(90,563)		(248,760)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[12]					471,911
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[13]			(1,932)	(198,865)	56,597
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[14]			(90,563)
Non-PEO NEO [Member] | Changes in Fair Values as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[15]	(1,515)		(15,716)	206,710	33,862
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[16]

[1]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of each PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEO for such years. Our PEO #1 for fiscal years ended December 31, 2023, 2024, and 2025 and the Transition Period was Scott G. Davis. Our PEO #2 for the Transition Period was Ying Cenly Chen. During the Transition Period, Scott G. Davis served as our PEO from January 1, 2026 to May 5, 2026 and Ms. Ying Cenly Chen served as our PEO from May 5, 2026 to May 31, 2026. Our Non-PEO NEOs for each fiscal period presented were Jerome Wong and Jason Jones. During the Transition Period, Jason Jones served as a Non-PEO NEO from January 1, 2026 to May 5, 2026.
[2]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
[3]	Amounts reported in this column represent the CAP to our PEO in the indicated fiscal years, as calculated per the SEC disclosure rules based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and the Transition Period and adjusted as shown in the table below:
[4]	Represents the aggregate grant date fair value of the stock awards and option awards granted to the reported PEO during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
[5]	Represents the aggregate fair value as of the indicated fiscal year-end of the reported PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[6]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
[7]	Represents the aggregate fair value at vesting of the stock and option awards that were granted to the reported PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[8]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[9]	Represents the aggregate fair value as of the last day of the prior fiscal year of the reported PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[10]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs other than the PEO in the indicated fiscal year.
[11]	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs excluding the PEO during the indicated fiscal year computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
[12]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ (excluding the PEO) outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[13]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs excluding the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
[14]	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs (excluding the PEO) and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[15]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs (excluding the PEO) that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[16]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ (excluding the PEO) stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year computed in accordance with FASB ASC 718.